Other financial assets and liabilities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 R$ / shares	Dec. 31, 2019 USD ($) shares
Other financial assets
Assets held for sale, current				$ 152
Derivative financial instruments - Current		$ 39		288
Related parties - Loans - Current		364		319
Total other financial assets - Current		403		759
Bank accounts restricted, noncurrent				125
Loans - Non-Current		153		87
Derivative financial instruments - Non-Current		392		184
Investments in equity securities -Non- Current		987		726
Related parties - Loans - Non-current		1,612		1,600
Total other financial assets - Non-Current		3,144		2,722
Other financial liabilities
Derivative financial instruments - Current		470		94
Related parties - Current		1,134		980
Total other financial liabilities - Current		1,604		1,074
Derivative financial instruments - Non-Current		344		307
Related parties- Non-Current		960		956
Financial guarantees, noncurrent		166		525
Participative stockholders' debentures - Non-Current		1,407		2,584
Total other financial liabilities - Non-Current		2,877		$ 4,372
Number of debentures issued (in shares) | shares				388,559,056
Par value of debentures issued | R$ / shares			R$ 0.01
Remuneration paid to the participative stockholders debentures	$ 195	$ 148